UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq.	Brian F. Link, Esq.
K&L Gates LLP	State Street Bank and Trust Company
State Street Financial Center	Mail Code: JHT 1593
One Lincoln Street	200 Clarendon Street
Boston, Massachusetts 02111-2950	Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares	Description	Fair Value

COMMON STOCKS — 53.0%
Belgium — 0.3%
281,848	Sofina SA	$25,537,632

Brazil — 0.5%
3,430,668	Itaú Unibanco Holding SA, ADR	44,324,231

China — 0.6%
15,826,640	Clear Media Ltd. (a)	10,814,937
16,332,000	Digital China Holdings Ltd.	19,519,941
20,117,000	Uni-President China Holdings Ltd.	20,464,429

		50,799,307

Denmark — 0.3%
684,445	D/S Norden A/S	23,244,445

France — 7.3%
472,883	Alten	16,145,297
175,516	Bolloré	73,073,029
434,240	Cap Gemini SA	21,111,276
603,762	Carrefour SA	16,605,781
257,540	Ciments Français SA	14,488,502
38,935	Financière de l’Odet SA	30,919,698
69,300	Financière Marc de Lacharriere SA	3,400,702
5,186,282	GDF Suez SA	101,564,599
1,178,375	Lagardère SCA	32,823,987
522,069	Publicis Groupe SA	37,171,430
92,497	Robertet SA (a)	17,156,810
60,007	Séché Environnement SA	2,537,732
912,717	Sodexo SA	76,034,405
915,590	Teleperformance	44,071,922
672,369	Thales SA	31,397,396
1,592,082	Total SA, ADR	77,534,393
2,010,186	Vivendi SA	38,070,912

		634,107,871

Germany — 0.6%
432,232	Siemens AG	43,687,019
184,277	Wincor Nixdorf AG	9,992,737

		53,679,756

Japan — 9.5%
5,095,800	Astellas Pharma Inc.	276,934,483
1,142,300	Azbil Corp.	24,520,636
1,182,600	Benesse Holdings Inc.	42,627,495
2,708,500	Cosel Co., Ltd. (a)(b)	34,627,727
944,700	Icom Inc. (a)(b)	22,869,779
783,970	Kose Corp.	21,705,804
213,800	Medikit Co., Ltd. (a)	7,081,397
1,074,100	Meitec Corp.	24,962,699
737,200	Milbon Co., Ltd. (a)(b)	26,015,326
3,128,504	Miura Co., Ltd. (b)	77,976,022
811,200	Nifco Inc.	17,184,223
218,100	Nintendo Co., Ltd.	25,728,675
183,800	Nitto Kohki Co., Ltd.	3,409,881
11,843	NTT DoCoMo, Inc.	18,400,951
436,900	Okinawa Cellular Telephone Co.	9,735,320
885	Pasona Group Inc.	584,468
1,162,900	Secom Co., Ltd.	63,315,790
367,488	Shofu Inc.	3,312,505

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares	Description	Fair Value

Japan — 9.5% (continued)
113,200	Sugi Holdings Co., Ltd.	$4,302,924
875	Techno Medica Co., Ltd.	5,011,091
1,610,300	Temp Holdings Co., Ltd.	36,774,849
2,079,700	Toho Co., Ltd.	42,818,586
60,606	Yahoo Japan Corp.	29,881,361

		819,781,992

Malaysia — 2.1%
148,186,000	Genting Malaysia Berhad	182,447,710

Norway — 0.9%
9,854,646	Orkla ASA	80,727,516

Singapore — 0.0%
244,442	United Overseas Bank Ltd.	3,830,073

South Africa — 0.5%
6,006,359	Net 1 U.E.P.S. Technologies Inc. (b)(c)	44,206,802

South Korea — 2.3%
425,491	E-Mart Co., Ltd.	74,886,118
1,413,610	Kangwon Land, Inc.	39,113,941
37,054	Lotte Chilsung Beverage Co., Ltd.	44,774,327
27,171	Lotte Confectionery Co., Ltd.	38,232,824

		197,007,210

Switzerland — 3.0%
68,115	APG SGA SA	16,658,266
2,841,261	Nestlé SA	186,349,181
116,420	Schindler Holding AG	16,220,287
2,172,472	UBS AG	36,984,119

		256,211,853

Taiwan — 0.1%
2,561,000	Taiwan Secom Co., Ltd.	6,229,252

United Kingdom — 0.4%
4,041,249	Millennium & Copthorne Hotels Plc	34,482,066

United States — 24.6%
1,237,876	Amdocs Ltd.	45,912,821
2,398,368	Annaly Capital Management Inc.	30,147,486
1,177,836	Aon Plc	75,793,747
1,592,443	Applied Materials, Inc.	23,743,325
1,721,346	Baker Hughes Inc.	79,405,691
1,556	Berkshire Hathaway Inc., Class ‘A’ (c)	262,341,600
245,332	Berkshire Hathaway Inc., Class ‘B’ (c)	27,457,557
351,088	Cimarex Energy Co.	22,817,209
22,472	Contango ORE Inc. (c)	204,495
899,866	CVS Caremark Corp.	51,454,338
1,847,146	Dell Inc.	24,659,399
4,088,040	Devon Energy Corp.	212,087,515
1,847,155	DeVry Inc.	57,298,748
1,044,320	Energen Corp.	54,576,163
419,759	Era Group Inc. (c)	10,976,698
4,256,024	Expeditors International of Washington Inc.	161,771,472
266,653	Goldman Sachs Group, Inc.	40,331,266
79,863	Google Inc., Class ‘A’ (c)	70,308,989
1,341,896	Hewlett-Packard Co.	33,279,021
3,032,782	Ingram Micro Inc., Class ‘A’ (c)	57,592,530

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares		Description	Fair Value

United States — 24.6% (continued)
1,363,042		Liberty Interactive Corp., Series ‘A’ (c)	$31,363,596
690,229		Marsh & McLennan Cos., Inc.	27,553,942
183,660		MasterCard Inc., Class ‘A’	105,512,670
2,999,705		Microsoft Corp.	103,579,814
32,046		National CineMedia, Inc.	541,257
1,092,319		News Corp., Class ‘B’	35,849,910
1,082,005		Occidental Petroleum Corp.	96,547,306
5,687,640		Oracle Corp.	174,724,301
388,589		SEACOR Holdings Inc.	32,272,317
928,111		Sealed Air Corp.	22,228,258
1,622,326		Spansion, Inc., Class ‘A’ (c)	20,311,522
780,047		Telephone & Data Systems, Inc.	19,228,159
242,916		The Washington Post Co., Class ‘B’	117,515,473

			2,129,388,595

		TOTAL COMMON STOCKS
		(Cost — $3,892,616,327)	4,586,006,311

PREFERRED STOCKS — 0.0%
United States — 0.0%
		Annaly Capital Management Inc.:
45,658	USD	Series ‘C’, 7.625%, 5/16/2017 (d)	1,130,949
15,522	USD	Series ‘D’, 7.5%, 9/13/2017 (d)	382,307

		TOTAL PREFERRED STOCKS
		(Cost — $1,490,476)	1,513,256

CONVERTIBLE PREFERRED STOCK — 0.5%
United States — 0.5%
36,288	USD	Bank of America Corp., Series ‘L’, 7.25%	40,297,824

		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost — $28,023,838)	40,297,824

Principal
Amount

CORPORATE NOTES & BONDS — 7.7%
France — 3.9%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (e)	47,810,555
116,950,000	EUR	4.375% due 8/9/2017	155,668,254
95,400,000	EUR	6.75% due 4/20/2018	136,289,617

			339,768,426

Norway — 0.3%
24,489,696	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	25,959,078

Switzerland — 0.3%
8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	12,369,158
8,892,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	9,192,105

			21,561,263

United Kingdom — 0.2%
19,300,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (e)	20,168,500

United States — 3.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,626,583
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	19,590,630
24,975,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021 (e)	25,318,406
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,849,522

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Principal
Amount		Description	Fair Value

United States — 3.0% (continued)
1,740,000	USD	Level 3 Financing Inc., 10% due 2/1/2018	$1,879,200
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,448,270
37,016,000	USD	Mohawk Industries Inc., 6.375% due 1/15/2016 (g)	41,000,698
31,121,000	USD	QVC Inc., 7.5% due 10/1/2019 (e)	33,845,208
38,288,000	USD	Sealed Air Corp., 8.125% due 9/15/2019 (e)	42,882,560
61,574,000	USD	Sirius XM Radio, Inc., 8.75% due 4/1/2015 (e)	68,039,270
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,259,400

			257,739,747

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $603,841,593)	665,197,014

SOVEREIGN GOVERNMENT BONDS — 6.3%
Hong Kong — 1.0%
669,700,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	88,654,895

Singapore — 5.2%
		Government of Singapore:
412,719,000	SGD	2.25% due 7/1/2013	325,616,568
146,342,000	SGD	3.625% due 7/1/2014	119,363,924

			444,980,492

Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	11,972,537

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $536,622,399)	545,607,924

Ounces

COMMODITIES — 3.9%
277,318		Gold Bullion (c)	341,882,896

		TOTAL COMMODITIES
		(Cost — $397,730,918)	341,882,896

Principal
Amount

SHORT-TERM INVESTMENTS — 28.1%
Commercial Paper — 27.7%
5,604,000	USD	Abbott Laboratories, 0.09% due 8/6/2013 (e)	5,603,496
30,000,000	USD	American Honda Finance Corp., 0.06% due 7/8/2013	29,999,650
		Coca-Cola Co.:
32,300,000	USD	0.05% due 7/16/2013 (e)	32,299,327
25,000,000	USD	0.03% due 7/22/2013 (e)	24,999,563
25,000,000	USD	0.03% due 7/24/2013 (e)	24,999,521
25,000,000	USD	0.04% due 7/25/2013 (e)	24,999,333
75,000,000	USD	0.06% due 7/26/2013 (e)	74,996,875
40,000,000	USD	0.07% due 7/26/2013 (e)	39,998,056
		Consolidated Edison Co. Inc.:
25,100,000	USD	0.2% due 7/2/2013 (e)	25,099,861
3,900,000	USD	0.27% due 7/8/2013 (e)	3,899,795
55,000,000	USD	0.27% due 7/9/2013 (e)	54,996,700
33,600,000	USD	0.25% due 7/10/2013 (e)	33,597,900
20,000,000	USD	0.3% due 7/10/2013 (e)	19,998,500
44,000,000	USD	Danaher Corp., 0.11% due 7/25/2013 (e)	43,996,773
		Dover Corp.:
8,000,000	USD	0.09% due 7/1/2013 (e)	8,000,000

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.7% (continued)
3,000,000	USD	0.09% due 7/5/2013 (e)	$2,999,970
		E.I. Du Pont de Nemours & Co.:
30,000,000	USD	0.06% due 7/11/2013 (e)	29,999,500
20,000,000	USD	0.05% due 7/16/2013 (e)	19,999,583
37,500,000	USD	0.07% due 7/16/2013 (e)	37,498,906
11,000,000	USD	0.07% due 7/17/2013 (e)	10,999,658
24,000,000	USD	0.07% due 7/22/2013 (e)	23,999,020
15,000,000	USD	0.07% due 7/24/2013 (e)	14,999,242
		GDF Suez SA:
10,000,000	USD	0.19% due 7/10/2013 (e)	9,999,525
29,000,000	USD	0.19% due 7/11/2013 (e)	28,998,469
24,400,000	USD	0.18% due 7/15/2013 (e)	24,398,292
51,100,000	USD	Google Inc., 0.04% due 7/9/2013 (e)	51,099,546
		Johnson & Johnson:
40,000,000	USD	0.04% due 7/9/2013 (e)	39,999,644
42,200,000	USD	0.03% due 7/15/2013 (e)	42,199,508
100,800,000	USD	0.04% due 7/15/2013 (e)	100,798,432
60,000,000	USD	0.04% due 7/16/2013 (e)	59,999,000
		L’Oréal USA Inc.:
28,300,000	USD	0.07% due 7/23/2013 (e)	28,298,789
40,000,000	USD	0.07% due 7/24/2013 (e)	39,998,211
		Merck & Co. Inc.:
50,000,000	USD	0.05% due 7/15/2013 (e)	49,999,028
18,000,000	USD	0.06% due 7/24/2013 (e)	17,999,310
25,100,000	USD	0.06% due 7/26/2013 (e)	25,098,954
		Nestlé Capital Corp.:
30,000,000	USD	0.02% due 7/17/2013 (e)	29,999,733
30,000,000	USD	0.01% due 7/19/2013 (e)	29,999,850
45,199,000	USD	NetJets Inc., 0.05% due 7/3/2013 (e)	45,198,874
6,000,000	USD	Novartis Finance Corp., 0.07% due 7/8/2013 (e)	5,999,918
		Philip Morris International Inc.:
30,000,000	USD	0.07% due 7/16/2013 (e)	29,999,125
25,000,000	USD	0.02% due 7/17/2013 (e)	24,999,778
		Praxair Inc.:
11,500,000	USD	0.05% due 7/5/2013 (e)	11,499,936
8,000,000	USD	0.04% due 7/9/2013 (e)	7,999,929
41,100,000	USD	0.04% due 7/10/2013 (e)	41,099,589
28,400,000	USD	0.04% due 7/11/2013 (e)	28,399,685
13,800,000	USD	0.04% due 7/15/2013 (e)	13,799,785
25,600,000	USD	0.05% due 7/16/2013 (e)	25,599,467
62,500,000	USD	Procter & Gamble Co., 0.07% due 7/31/2013 (e)	62,496,354
		Reed Elsevier Plc:
6,500,000	USD	0.15% due 7/1/2013 (e)	6,500,000
25,000,000	USD	0.18% due 7/2/2013 (e)	24,999,875
		Siemens Capital Co. LLC:
88,900,000	USD	0.1% due 7/17/2013 (e)	88,896,049
40,000,000	USD	0.08% due 7/19/2013 (e)	39,998,400
45,800,000	USD	0.06% due 7/22/2013 (e)	45,798,397
23,900,000	USD	0.08% due 7/25/2013 (e)	23,898,725
20,000,000	USD	Total Fina Elf SA, 0.06% due 7/1/2013 (e)	20,000,000
		Unilever Capital Corp.:
18,300,000	USD	0.05% due 7/12/2013 (e)	18,299,720

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.7% (continued)
59,800,000	USD	0.06% due 7/26/2013 (e)	$59,797,508
		United Parcel Service, Inc.:
15,000,000	USD	0.01% due 7/3/2013 (e)	14,999,992
45,000,000	USD	0.015% due 7/8/2013 (e)	44,999,869
28,700,000	USD	0.025% due 7/8/2013 (e)	28,699,861
30,000,000	USD	0.02% due 7/10/2013 (e)	29,999,850
50,000,000	USD	0.02% due 7/11/2013 (e)	49,999,722
65,600,000	USD	0.025% due 7/12/2013 (e)	65,599,499
36,700,000	USD	0.01% due 7/15/2013 (e)	36,699,857
50,000,000	USD	0.025% due 7/15/2013 (e)	49,999,514
16,600,000	USD	0.015% due 7/16/2013 (e)	16,599,896
4,800,000	USD	0.02% due 7/17/2013 (e)	4,799,957
		Wal-Mart Stores, Inc.:
80,000,000	USD	0.06% due 7/1/2013 (e)	80,000,000
63,400,000	USD	0.06% due 7/9/2013 (e)	63,399,155
50,200,000	USD	0.05% due 7/10/2013 (e)	50,199,373
46,900,000	USD	0.05% due 7/17/2013 (e)	46,898,958
25,000,000	USD	0.07% due 7/25/2013 (e)	24,998,833

			2,400,042,970

Treasury Bill — 0.4%
		United States Treasury Bill
34,274,000	USD	due 9/5/2013 (h)	34,272,732

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,434,314,547)	2,434,315,702

		TOTAL INVESTMENTS — 99.5% (Cost — $7,894,640,098)	8,614,820,927
		Other Assets In Excess of Liabilities — 0.5%	39,743,439

		TOTAL NET ASSETS — 100.0%	$8,654,564,366

Schedule of Written Put Options – (0.1%)
		Expiration	Strike	Fair
Contracts	Description	Date	Price	Value

(327)	Apple, Inc.	1/17/2015	$430.00	$(2,896,403)
(422)	Apple, Inc.	1/17/2015	440.00	(4,026,935)

	Total Written Put Options
	(Premiums received — $5,976,952)			$(6,923,338)

The IVA Worldwide Fund had the following open forward foreign currency contracts at June 30, 2013:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2013	APPRECIATION

Contracts to Sell:
euro	State Street Bank & Trust Co.	09/06/2013	EUR	321,630,000	$420,526,297	$418,768,072	$1,758,225
Japanese yen	State Street Bank & Trust Co.	09/06/2013	JPY	38,414,500,000	388,136,586	387,430,396	706,190
South Korean won	State Street Bank & Trust Co.	07/05/2013	KRW	62,016,000,000	55,098,062	54,293,840	804,222

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$3,268,637

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
EUR	-	euro

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

HKD	-	Hong Kong dollar
JPY	-	Japanese yen
KRW	-	South Korean won
SGD	-	Singapore dollar
TWD	-	Taiwan dollar
USD	-	United States dollar

(a)	Security is deemed illiquid. As of June 30, 2013, the value of illiquid securities amounted to 1.7% of total net assets.
(b)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2012	ADDITIONS	REDUCTIONS	JUNE 30, 2013	JUNE 30, 2013	GAIN/(LOSS)	INCOME*

Cosel Co., Ltd.	3,187,600	—	479,100	2,708,500	$34,627,727	$(1,646,661)	$606,900
Icom Inc.	1,306,300	—	361,600	944,700	22,869,779	(1,627,934)	216,001
Milbon Co., Ltd.	951,200	—	214,000	737,200	26,015,326	790,325	591,698
Miura Co., Ltd.	3,271,704	—	143,200	3,128,504	77,976,022	(709,849)	646,755
Net 1 U.E.P.S.
Technologies Inc.	6,324,803	—	318,444	6,006,359	44,206,802	(2,830,689)	—
Teleperformance**	2,928,862	—	2,013,272	915,590	—	21,007,798	698,267
Temp Holdings Co., Ltd.**	3,016,200	941,500	2,347,400	1,610,300	—	33,521,577	387,099

Total					$205,695,656	$48,504,567	$3,146,720

*	Dividend income is net of withholding taxes.
**	Non-affiliated at June 30, 2013.

(c)	Non-income producing investment.
(d)	Cumulative redeemable preferred stock. The date shown represents when the preferred stock may be redeemed by the issuer.
(e)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	This security is held at the custodian as collateral for written put options. As of June 30, 2013, portfolio securities valued at $34,272,732 were segregated to cover collateral requirements.

Sector Allocation (As a Percent of Total Net Assets)

Technology	10.5%
Consumer Discretionary	10.2%
Holding Company	8.5%
Industrials	7.8%
Energy	7.3%
Sovereign Government Bonds	6.3%
Consumer Staples	5.6%
Gold	3.9%
Financials	3.8%
Health Care	3.4%
Telecommunication Services	1.6%
Materials	1.2%
Utilities	1.2%
Real Estate	0.1%
Short-Term Investments	28.1%
Other(a)	0.5%

(a)	Other represents unrealized gains and losses on written options, forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares	Description	Fair Value

COMMON STOCKS — 54.1%
Argentina — 0.0%
871	Nortel Inversora SA, Series ‘B’, ADR	$12,638

Australia — 0.1%
1,337,089	Programmed Maintenance Services Ltd.	3,008,173

Belgium — 0.4%
125,166	Sofina SA	11,341,018

Brazil — 1.1%
2,692,053	Itaú Unibanco Holding SA, ADR	34,781,325

China — 1.8%
39,557,030	Clear Media Ltd. (a)(b)	27,030,803
10,799,000	Digital China Holdings Ltd.	12,906,922
2,182,000	Midland Holdings Ltd.	815,853
11,996,000	Springland International Holdings Ltd.	5,939,188
10,147,000	Uni-President China Holdings Ltd.	10,322,243

		57,015,009

Denmark — 0.4%
333,640	D/S Norden A/S	11,330,752

France — 14.7%
805,901	Alten	27,515,286
62,585	Bolloré	26,056,174
310,700	Cap Gemini SA	15,105,180
323,157	Carrefour SA	8,888,063
105,330	Ciments Français SA	5,925,580
517,541	CNP Assurances	7,427,068
29,687	Financière de l’Odet SA	23,575,525
492,234	Financière Marc de Lacharriere SA	24,154,998
2,238,673	GDF Suez SA	43,840,641
630,081	Lagardère SCA	17,551,094
561,284	M6-Métropole Télévision SA	9,041,113
346,998	Publicis Groupe SA	24,706,336
73,288	Robertet SA (a)	13,593,828
562,656	Saft Groupe SA	13,351,303
297,575	Séché Environnement SA	12,584,622
226,778	Securidev SA (a)(b)	7,970,007
2,181,095	Societe d’Edition de Canal Plus	14,734,520
488,374	Sodexo SA	40,684,272
553,944	Teleperformance	26,664,093
482,674	Thales SA	22,539,270
1,003,000	Total SA, ADR	48,846,100
1,078,962	Vivendi SA	20,434,461

		455,189,534

Germany — 1.0%
220,979	Siemens AG	22,335,028
157,654	Wincor Nixdorf AG	8,549,059

		30,884,087

Hong Kong — 1.0%
18,053,761	Hongkong & Shanghai Hotels Ltd.	29,561,796

India — 0.1%
10,717,989	South Indian Bank Ltd.	4,148,317

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares	Description	Fair Value

Indonesia — 0.2%
68,869,500	PT Bank Bukopin Tbk	$4,996,075

Japan — 18.2%
295,600	Arcs Co. Ltd.	5,779,072
397,500	As One Corp.	9,895,417
1,986,500	Astellas Pharma Inc.	107,957,602
809,900	Azbil Corp.	17,385,331
60,900	The Bank of Okinawa Ltd.	2,560,526
627,200	Benesse Holdings Inc.	22,607,784
71,400	Canon Inc.	2,328,887
1,463,000	Cosel Co., Ltd. (a)	18,704,214
835,100	Daiichikosho Co., Ltd.	22,877,260
1,401,300	Hi Lex Corp.	27,409,982
650,000	Icom Inc. (a)	15,735,531
502,040	Kose Corp.	13,899,998
95,400	Medikit Co., Ltd. (a)	3,159,800
462,993	Megane Top Co. Ltd.	6,460,802
174,500	Meitec Corp.	4,055,480
480,400	Milbon Co., Ltd. (a)	16,953,015
1,497,276	Miura Co., Ltd.	37,318,676
406,400	Nifco Inc.	8,609,058
199,300	Nintendo Co., Ltd.	23,510,889
427,600	Nitto Kohki Co., Ltd.	7,932,890
8,431	NTT DoCoMo, Inc.	13,099,588
760,000	Okinawa Cellular Telephone Co.	16,934,866
352	Pasona Group Inc.	232,466
550,500	San-A Co. Ltd.	26,670,221
154,400	Sankyo Co. Ltd.	7,293,446
650,500	Secom Co., Ltd.	35,417,423
10,600	Secom Joshinetsu Co., Ltd.	272,535
353,900	Shingakukai Co., Ltd.	1,327,393
306,950	Shofu Inc.	2,766,821
4,500	SK Kaken Co., Ltd.	222,777
190,900	Sugi Holdings Co., Ltd.	7,256,433
576	Techno Medica Co., Ltd.	3,298,730
1,057,700	Temp Holdings Co., Ltd.	24,154,976
992,500	Toho Co., Ltd.	20,434,412
521,700	Transcosmos Inc.	7,900,720
43,721	Yahoo Japan Corp.	21,556,331

		563,981,352

Malaysia — 3.0%
74,143,900	Genting Malaysia Berhad	91,286,524

Mexico — 0.1%
213,675	Corporativo Fragua, SAB de CV	3,792,818

Netherlands — 0.1%
18,272	Hal Trust NV	2,292,515

Norway — 1.4%
5,391,289	Orkla ASA	44,164,485

Singapore — 1.0%
5,454,420	Haw Par Corp. Ltd.	31,112,786

South Africa — 0.7%
2,720,423	Net 1 U.E.P.S. Technologies Inc. (b)(c)	20,022,313

South Korea — 3.3%
271,597	E-Mart Co., Ltd.	47,800,882

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Shares		Description	Fair Value

South Korea — 3.3% (continued)
61,768		Fursys Inc. (a)	$1,538,724
897,390		Kangwon Land, Inc.	24,830,370
11,296		Lotte Chilsung Beverage Co., Ltd.	13,649,560
11,135		Lotte Confectionery Co., Ltd.	15,668,267

			103,487,803

Switzerland — 4.0%
23,288		APG SGA SA	5,695,334
1,383,562		Nestlé SA	90,743,387
55,573		Schindler Holding AG	7,742,742
1,212,065		UBS AG	20,634,170

			124,815,633

Taiwan — 0.6%
7,402,000		Taiwan Secom Co., Ltd.	18,004,264

United Kingdom — 0.9%
3,202,080		Millennium & Copthorne Hotels Plc	27,321,834

		TOTAL COMMON STOCKS
		(Cost — $1,466,394,790)	1,672,551,051

PREFERRED STOCK — 0.0%
Switzerland — 0.0%
40,067	USD	UBS Preferred Funding Trust IV, Series ‘D’, 0.973%, 8/30/2013 (d)	668,318

		TOTAL PREFERRED STOCK
		(Cost — $643,235)	668,318

Principal
Amount

CORPORATE NOTES & BONDS — 6.0%
France — 3.4%
		Wendel:
23,950,000	EUR	4.875% due 5/26/2016 (e)	32,622,872
36,400,000	EUR	4.375% due 8/9/2017	48,450,829
17,000,000	EUR	6.75% due 4/20/2018	24,286,409

			105,360,110

Norway — 1.7%
10,575,096	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	11,209,602
		Stolt-Nielsen Ltd. SA:
107,500,000	NOK	6.46% due 6/22/2016 (a)(f)	18,250,409
77,500,000	NOK	6.5% due 3/19/2018 (a)(f)	13,141,324
59,000,000	NOK	6.75% due 9/4/2019 (a)(f)	10,028,645

			52,629,980

Switzerland — 0.4%
4,400,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	6,184,579
4,338,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (g)	4,484,407

			10,668,986

United Kingdom — 0.2%
7,000,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (e)	7,315,000

United States — 0.3%
8,622,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021 (e)	8,740,553

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $172,851,804)	184,714,629

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Principal
Amount		Description	Fair Value

SOVEREIGN GOVERNMENT BONDS — 8.5%
Hong Kong — 1.2%
279,650,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	$37,020,071

Singapore — 6.7%
		Government of Singapore:
159,764,000	SGD	2.25% due 7/1/2013	126,046,548
100,001,000	SGD	3.625% due 7/1/2014	81,565,865

			207,612,413

Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,861,162

Thailand — 0.4%
362,607,000	THB	Government of Thailand, 5.25% due 5/12/2014	11,956,771

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $267,598,963)	262,450,417

Ounces

COMMODITIES — 3.9%
97,677		Gold Bullion (c)	120,418,415

		TOTAL COMMODITIES
		(Cost — $144,068,952)	120,418,415

Principal
Amount

SHORT-TERM INVESTMENTS — 27.6%
Commercial Paper — 27.6%
12,000,000	USD	American Honda Finance Corp., 0.06% due 7/8/2013	11,999,860
		Coca-Cola Co.:
16,000,000	USD	0.19% due 7/1/2013 (e)	16,000,000
23,000,000	USD	0.07% due 7/26/2013 (e)	22,998,882
		Consolidated Edison Co. Inc.:
15,000,000	USD	0.2% due 7/2/2013 (e)	14,999,917
20,000,000	USD	0.27% due 7/9/2013 (e)	19,998,800
41,000,000	USD	0.25% due 7/10/2013 (e)	40,997,437
12,700,000	USD	0.3% due 7/10/2013 (e)	12,699,047
8,400,000	USD	Dover Corp., 0.09% due 7/5/2013 (e)	8,399,916
15,000,000	USD	E.I. Du Pont de Nemours & Co., 0.07% due 7/17/2013 (e)	14,999,533
20,000,000	USD	Emerson Electric Co., 0.07% due 7/24/2013 (e)	19,999,106
23,900,000	USD	Google Inc., 0.04% due 7/9/2013 (e)	23,899,787
		Johnson & Johnson:
33,000,000	USD	0.03% due 7/15/2013 (e)	32,999,615
23,600,000	USD	0.04% due 7/15/2013 (e)	23,599,633
33,000,000	USD	0.04% due 7/16/2013 (e)	32,999,450
21,800,000	USD	L’Oréal USA Inc., 0.07% due 7/25/2013 (e)	21,798,983
13,600,000	USD	Merck & Co. Inc., 0.06% due 7/26/2013 (e)	13,599,433
20,000,000	USD	Nestlé Capital Corp., 0.01% due 7/19/2013 (e)	19,999,900
		NetJets Inc.:
26,500,000	USD	0.06% due 7/2/2013 (e)	26,499,956
14,801,000	USD	0.05% due 7/3/2013 (e)	14,800,959
4,000,000	USD	Novartis Finance Corp., 0.07% due 7/8/2013 (e)	3,999,946

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.6% (continued)
		Praxair Inc.:
10,000,000	USD	0.05% due 7/5/2013 (e)	$9,999,944
8,900,000	USD	0.04% due 7/10/2013 (e)	8,899,911
35,000,000	USD	0.04% due 7/11/2013 (e)	34,999,611
19,600,000	USD	0.05% due 7/16/2013 (e)	19,599,592
10,000,000	USD	Procter & Gamble Co., 0.07% due 7/31/2013 (e)	9,999,417
7,100,000	USD	Reed Elsevier Plc, 0.19% due 7/8/2013 (e)	7,099,738
		Siemens Capital Co. LLC:
36,100,000	USD	0.1% due 7/17/2013 (e)	36,098,395
35,000,000	USD	0.08% due 7/19/2013 (e)	34,998,600
44,200,000	USD	0.06% due 7/22/2013 (e)	44,198,453
20,000,000	USD	Total Fina Elf SA, 0.06% due 7/1/2013 (e)	20,000,000
		Unilever Capital Corp.:
30,900,000	USD	0.05% due 7/12/2013 (e)	30,899,528
30,200,000	USD	0.06% due 7/26/2013 (e)	30,198,742
		United Parcel Service, Inc.:
15,000,000	USD	0.03% due 7/9/2013 (e)	14,999,900
20,000,000	USD	0.02% due 7/10/2013 (e)	19,999,900
14,400,000	USD	0.03% due 7/12/2013 (e)	14,399,890
42,000,000	USD	0.01% due 7/15/2013 (e)	41,999,837
20,000,000	USD	0.02% due 7/16/2013 (e)	19,999,875
		Wal-Mart Stores, Inc.:
19,800,000	USD	0.05% due 7/10/2013 (e)	19,799,752
40,000,000	USD	0.05% due 7/17/2013 (e)	39,999,111

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $855,480,356)	855,480,356

		TOTAL INVESTMENTS — 100.1% (Cost — $2,907,038,100)	3,096,283,186
		Liabilities In Excess of Other Assets — (0.1)%	(2,747,716)

		TOTAL NET ASSETS — 100.0%	$3,093,535,470

The IVA International Fund had the following open forward foreign currency contracts at June 30, 2013:

		SETTLEMENT
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	NET UNREALIZED
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	JUNE 30, 2013	APPRECIATION

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	09/06/2013	AUD	642,000	$615,729	$584,320	$31,409
euro	State Street Bank & Trust Co.	09/06/2013	EUR	136,861,000	178,943,747	178,195,496	748,251
Japanese yen	State Street Bank & Trust Co.	09/06/2013	JPY	31,703,000,000	319,911,871	319,741,396	170,475
South Korean won	State Street Bank & Trust Co.	07/05/2013	KRW	21,549,000,000	19,135,312	18,865,744	269,568

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,219,703

Abbreviations used in this schedule:
ADR	-	American Depositary Receipt
AUD	-	Australian dollar
EUR	-	euro
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
KRW	-	South Korean won
NOK	-	Norwegian krone
SGD	-	Singapore dollar
THB	-	Thai baht
TWD	-	Taiwan dollar
USD	-	United States dollar

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
June 30, 2013

(a)	Security is deemed illiquid. As of June 30, 2013, the value of illiquid securities amounted to 5.1% of total net assets.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2012	ADDITIONS	REDUCTIONS	JUNE 30, 2013	JUNE 30, 2013	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	36,621,030	2,936,000	—	39,557,030	$27,030,803	—	$764,515
Icom Inc.**	765,600	—	115,600	650,000	—	$(149,066)	149,190
Net 1 U.E.P.S. Technologies Inc.***	2,230,235	490,188	—	2,720,423	20,022,313	—	—
Securidev SA	226,778	—	—	226,778	7,970,007	—	317,923
Temp Holdings Co., Ltd.**	3,405,900	120,500	2,468,700	1,057,700	—	26,436,458	322,571

Total					$55,023,123	$26,287,392	$1,554,199

*	Dividend income is net of withholding taxes.
**	Non-affiliated at June 30, 2013.
***	Non-affiliated at September 30, 2012.

(c)	Non-income producing investment.
(d)	Floating rate perpetual preferred stock. The rate shown reflects the rate currently in effect. The preferred stock has no maturity date. The date shown represents the next call date.
(e)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	14.1%
Industrials	11.6%
Consumer Staples	8.5%
Sovereign Government Bonds	8.5%
Technology	5.8%
Holding Company	5.2%
Health Care	5.1%
Gold	3.9%
Financials	3.7%
Telecommunication Services	2.2%
Energy	1.9%
Utilities	1.4%
Materials	0.6%
Short-Term Investments	27.6%
Other (a)	(0.1)%

(a)	Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds.The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCP are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Exchange-traded options may also be valued at the mean of the bid and asked quotations from an exchange at closing. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the "Adviser") to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04, Fair Value Measurement and Disclosures – Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1 and Level 2 investments. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$2,456,617,716	—	—	$2,456,617,716
United States	2,129,184,100	$204,495	—	2,129,388,595
Preferred stocks	1,513,256	—	—	1,513,256
Convertible preferred stock	40,297,824	—	—	40,297,824
Corporate notes & bonds(a)	—	665,197,014	—	665,197,014
Sovereign government bonds(a)	—	545,607,924	—	545,607,924
Commodities	341,882,896	—	—	341,882,896
Short-term investments(a)	2,434,315,702	—	—	2,434,315,702
Unrealized appreciation on open forward foreign currency contracts	—	3,268,637	—	3,268,637

Total assets	$7,403,811,494	$1,214,278,070	—	$8,618,089,564

LIABILITIES

Written options	$(6,923,338)	—	—	$(6,923,338)

Total liabilities	$(6,923,338)	—	—	$(6,923,338)

(a)   See Schedule of Investments for additional detailed categorization.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2013, there were no securities transferred between levels. For the period ended June 30, 2013 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(a):
Foreign	$1,672,551,051	—	—	$1,672,551,051
Preferred stock	668,318	—	—	668,318
Corporate notes & bonds(a)	—	$184,714,629	—	184,714,629
Sovereign government bonds(a)	—	262,450,417	—	262,450,417
Commodities	120,418,415	—	—	120,418,415
Short-term investments(a)	855,480,356	—	—	855,480,356
Unrealized appreciation on open forward foreign currency contracts	—	1,219,703	—	1,219,703

Total assets	$2,649,118,140	$448,384,749	—	$3,097,502,889

(a)   See Schedule of Investments for additional detailed categorization.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2013, there were no securities transferred between levels. For the period ended June 30, 2013 and for the year ended September 30, 2012, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Options Transactions. During the period ended June 30, 2013, the Worldwide Fund wrote covered puts on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Notes to Schedules of Investments (unaudited)	IVA Funds

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of June 30, 2013.

	Worldwide	International
	Fund	Fund

Cost basis of investments	$7,894,640,098	$2,907,038,100

Gross unrealized appreciation	1,010,904,636	295,811,805

Gross unrealized depreciation	(290,723,807)	(106,566,719)

Net unrealized appreciation	$720,180,829	$189,245,086

For the period ended June 30, 2013, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums

Written Options, outstanding September 30, 2012	—	—
Options written	(749)	$(5,976,952)
Options exercised	—	—
Options expired	—	—

Written Options, outstanding June 30, 2013	(749)	$(5,976,952)

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended June 30, 2013, these instruments included written put options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended June 30, 2013, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

Notes to Schedules of Investments (unaudited)	IVA Funds

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at June 30, 2013.

Worldwide Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$3,268,637
Equity	Written option contracts	(6,923,338)

Total		$(3,654,701)

International Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$1,219,703

Total		$1,219,703

During the period ended June 30, 2013, the Worldwide Fund had average notional values of $995,946,505 and $13,051,600 on open forward foreign currency contracts to sell and written options, respectively.

During the period ended June 30, 2013, the International Fund had an average notional value of $522,461,765 on open forward foreign currency contracts to sell.

Item 2.       Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.       Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	August 28, 2013

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	August 28, 2013